Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense
Continuing operations	Years ended December 31,
(In thousands)	2016	2017	2018
Current income tax expenses /(benefit)	71	(38)	(471)
Deferred income tax (benefit)/expenses	(2,540)	(2,214)	382
Income tax benefit	(2,469)	(2,252)	(89)

Summary of Aggregate Amount and Per Share Effect of Tax Holiday
	Years ended December 31,
	2016	2017	2018
Aggregate dollar effect (In thousands)	(2,234)	(4,102)	(3,776)
Per share effect—basic	(0.01)	(0.01)	(0.01)
Per share effect—diluted	(0.01)	(0.01)	(0.01)

Reconciliation of Total Tax Expense (Benefit)
The reconciliation of total tax benefit computed by applying the respective statutory income tax rates to pre-tax loss is as follows:

Continuing operations	Years ended December 31,
(In thousands)	2016	2017	2018
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(8,319)	(11,617)	(10,384)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,145	1,341	485
Non-deductible expenses	12	32	245
Effect of Super Deduction	(901)	(546)	(881)
Effect of tax holidays or tax concessions	2,234	4,102	3,776
Change in valuation allowance of deferred tax assets	—	6,748	6,720
Effect on deferred tax assets due to change in tax rates	—	—	(167)
Outside basis difference arising from VIE and its subsidiaries in the PRC	(5,743)	(652)	—
Expiration of tax loss	91	—	562
Others	8,012	(1,660)	(445)
Income tax benefit	(2,469)	(2,252)	(89)

Summary of Changes in Deferred Tax Asset and Liability Balances
The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances at December 31, 2017 and 2018 are as follows:

(In thousands)	December 31, 2017	December 31, 2018
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	19,246	20,479
Impairment of long-term equity investment	562	1,760
Allowance for advance to suppliers	88	351
Impairment of intangible assets	686	—
Impairment of property and equipment	151	32
Impairment of other receivables	1,938	2,126
Impairment of accounts receivable	—	1,094
Impairment of inventories	—	29
Valuation allowance	(16,599)	(20,181)
Deferred tax assets, non-current portion, net (note b)	6,072	5,690

Deferred tax liabilities, non-current portion:
Deferred credit arising from asset acquisition	—	(1,366)

Summary of Net Operating Tax Loss Carryforwards
Note a: As of December 31, 2018, the Group had tax loss carryforwards of USD 10,151,000, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

(In thousands)
2019	2,085
2020	542
2021	—
2022	—
2023 and thereafter	7,524
10,151

Schedule of Deferred Tax Assets and Liabilities Balances
Note b: As at December 31, 2017 and 2018, the deferred tax assets and liabilities balances are expected to be recoverable as follows:

Deferred tax assets

(In thousands)	2017	2018
Within one year	6,033	2,092
After one year	39	3,598
	6,072	5,690

Deferred tax liabilities

(In thousands)	2017	2018
Within one year	—	(167)
After one year	—	(1,199)
	—	(1,366)

Schedule of Movement of Valuation Allowance
	Years ended December 31,
(In thousands)	2016	2017	2018
Beginning balance	(4,559)	(9,851)	(16,599)
Additions	(5,292)	(6,748)	(3,582)
Write-off	—	—	—
Ending balance	(9,851)	(16,599)	(20,181)